Hospice Revenue Recognition (Schedule Of Medicare Cap Liability Activity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Hospice Revenue Recognition [Abstract]
Beginning Balance January 1,	$ 235	$ 1,165
2018 measurement period	2,435
Prior measurment periods	247	228
Payments	(482)	(1,158)
Ending Balance December 31,	$ 2,435	$ 235